Revenue - Schedule of Revenue (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Amount	$ 3,478,794	$ 4,312,431	$ 5,332,979	$ 5,207,210
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	100.00%	100.00%	100.00%	100.00%
Americas [Member]
Disaggregation of Revenue [Line Items]
Amount	$ 2,041,393	$ 2,679,437	$ 3,307,129	$ 3,521,217
Americas [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	59.00%	62.00%	62.00%	68.00%
EMEA [Member]
Disaggregation of Revenue [Line Items]
Amount	$ 1,157,712	$ 1,300,286	$ 1,588,539	$ 1,351,589
EMEA [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	33.00%	30.00%	30.00%	26.00%
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Amount	$ 279,689	$ 332,708	$ 437,311	$ 334,404
Asia Pacific [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	8.00%	8.00%	8.00%	6.00%